Schedule of Convertible Promissory Notes (Details) - Convertible Promissory Notes [Member] - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Convertible promissory notes, Beginning balance	$ 1,569,669	$ 1,500,000	$ 2,000,000
Conversion of one of the notes	1,500,000	69,669	500,000
Made a cash payment towards interest and principal balance in full	(69,669)
Convertible promissory notes, Ending balance		$ 1,569,669	$ 1,500,000